Earnings Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth the computation of basic and diluted net income per share of Class A common stock for the three months ended March 31, 2022, the period where the Company had Class A and Class B common stock outstanding (in thousands, except share and per share data):

Numerator—basic:
Net income	$3,138
Less: Income attributable to redeemable noncontrolling interests	1,879

Net income attributable to Class A Common Stockholders—basic	1,259

Denominator—basic:
Weighted average Class A common stock outstanding—basic	79,151,929

Net income per Class A common stock—basic	$0.02

Numerator—diluted:
Net income attributable to Class A Common Stockholders—basic	$1,259
Net income effect of dilutive securities:
Noncontrolling interests	1,720
Effect of Exercise Warrants	9
Effect of RSUs	—

Net income attributable to Class A Common Stockholders—diluted	2,988

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	79,151,929
Weighted average effect of dilutive securities:
Noncontrolling interests	118,200,000
Effect of Exercise Warrants	1,035,625
Effect of RSUs	26,593

Weighted average Class A common stock outstanding—diluted	198,414,147

Net income per Class A common stock—diluted	$0.02

The following table sets forth the computation of basic and diluted net loss per share of Class A common stock and represents the period from October 18, 2021 to December 31, 2021, the period where the Company had Class A and Class B common stock outstanding (in thousands, except share and per share data):

October 18, 2021 through December 31, 2021
Numerator—basic:
Net loss	$(6,293)
Less: Loss attributable to redeemable noncontrolling interests	3,010

Net loss attributable to Class A Common Stockholders—basic	(3,283)

Denominator—basic:
Weighted average Class A common stock outstanding—basic	77,498,775

Net loss per Class A common stock—basic	$(0.04)

Numerator—diluted:
Net loss attributable to Class A Common Stockholders—basic	$(3,283)
Net loss effect of dilutive securities:
Effect of dilutive Hoya Intermediate Warrants	(123)

Net loss attributable to Class A Common Stockholders—diluted	(3,406)

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	77,498,775
Weighted average effect of dilutive securities:
Effect of dilutive Hoya Intermediate Warrants	—

Weighted average Class A common stock outstanding—diluted	77,498,775

Net loss per Class A common stock—diluted	$(0.04)

Summary of Potentially Dilutive Securities
The following table presents potentially dilutive securities excluded from the computation of diluted net income per share for the three months ended March 31, 2022:

RSUs	1,292,011
Stock options	6,660,995
Class A Warrants	24,652,569
Exercise Warrants	17,000,000
Hoya Intermediate Warrants	6,000,000

The following table presents potentially dilutive securities excluded from the computation of diluted net loss per share for the period presented:

For the Year Ended December 31,
2021
RSUs	1,378,111
Stock options	4,061,486
Class A Warrants	24,652,569
Exercise Warrants	34,000,000
Hoya Intermediate Warrants	4,000,000
Shares of Class B common stock	118,200,000